[LOGO]USAA(R)

                USAA FLORIDA TAX-FREE
                             INCOME Fund

                                                                       [GRAPHIC]

  A n n u a l    R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

 M E S S A G E
==============------------------------------------------------------------------
              from the PRESIDENT

                          [GRAPHIC]
                   NONE OF THE INCOME FROM OUR
                TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]         SUBJECT TO THE AMT...A COMMITMENT
                  WE PLAN TO KEEP IN THE FUTURE.
                          [GRAPHIC]

--------------------------------------------------------------------------------

                 At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

                 If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

                 Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

                 On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board



                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

                 USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

     INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                          2

     FINANCIAL INFORMATION

        Distributions to Shareholders                                   12

        Independent Auditors' Report                                    13

        Portfolio of Investments                                        14

        Notes to Portfolio of Investments                               21

        Financial Statements                                            22

        Notes to Financial Statements                                   25

     DIRECTORS' INFORMATION                                             33

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(c)2002, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                    OVERVIEW

USAA FLORIDA TAX-FREE INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes, and shares that are exempt from the Florida intangible personal property tax.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in long-term, investment-grade Florida tax-exempt securities.

-----------------------------------------------------------------------------------------
                                                           3/31/02             3/31/01
-----------------------------------------------------------------------------------------
Net Assets                                              $204.9 Million     $188.9 Million
Net Asset Value Per Share                                   $9.54               $9.64
Tax-Exempt Dividends Per Share Last 12 Months              $0.470              $0.490
Capital Gain Distributions Per Share Last 12 Months           -                   -

-----------------------------------------------------------------------------------------
                            30 Day SEC Yield* as of 3/31/02
-----------------------------------------------------------------------------------------
30-DAY SEC YIELD                                                                    4.35%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS - PERIODS ENDING MARCH 31, 2002

-------------------------------------------------------------------------
                   Total Return   =   Dividend Return   +   Price Change
-------------------------------------------------------------------------
SINCE 10/1/93         4.77%       =        5.32%        +     -0.55%
5 YEARS               5.70%       =        5.25%        +      0.45%
1 YEAR                3.86%       =        4.90%        +     -1.04%

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE EIGHT-YEAR PERIOD ENDING MARCH 31, 2002

                          [CHART]


TOTAL RETURN
-----------------------
03/31/1995        7.01%
03/31/1996        7.66%
03/31/1997        6.51%
03/31/1998       12.22%
03/31/1999        5.91%
03/31/2000       -3.85%
03/31/2001       11.15%
03/31/2002        3.86%

DIVDEND RETURN
-----------------------
03/31/1995        5.79%
03/31/1996        5.79%
03/31/1997        5.75%
03/31/1998        5.68%
03/31/1999        5.11%
03/31/2000        4.93%
03/31/2001        5.68%
03/31/2002        4.90%

CHANGE IN SHARE PRICE
---------------------
03/31/1995        1.22%
03/31/1996        1.87%
03/31/1997        0.76%
03/31/1998        6.54%
03/31/1999        0.80%
03/31/2000       -8.78%
03/31/2001        5.47%
03/31/2002       -1.04%



                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        OVERVIEW

                        [CHART]


              12-Month Dividend Yield Comparison
              ----------------------------------


                  USAA FLORIDA       LIPPER FLORIDA
                    TAX-FREE          MUNICIAL DEBT
                   INCOME FUND        FUNDS AVERAGE
                  ------------       --------------
03/31/1995           5.44                 5.35
03/31/1996           5.57                 5.10
03/31/1997           5.57                 5.05
03/31/1998           5.11                 4.67
03/31/1999           4.96                 4.47
03/31/2000           5.37                 4.77
03/31/2001           5.09                 4.62
03/31/2002           4.91                 4.59



                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/95 TO 3/31/02.

5

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                        [CHART]


                             Cumulative Performance Comparison
                             ---------------------------------

           USAA FLORIDA     LEHMAN BROS        LIPPER FLORIDA     LIPPER FL MUNI
             TAX-FREE        MUNI BOND        MUNI DEBT FUNDS       DEBT FUNDS
            INCOME FUND        INDEX               AVERAGE             INDEX
           ------------     -----------       ---------------     --------------
              10000.00        10000.00            10000.00             10000.00
    Oct-93     9959.80        10019.22            10014.29             10023.76
    Nov-93     9822.99         9930.77             9885.09              9892.66
    Dec-93    10078.18        10140.44            10101.14             10096.69
    Jan-94    10195.41        10256.30            10230.42             10232.71
    Feb-94     9779.48         9990.67             9921.82              9953.29
    Mar-94     9178.53         9583.76             9439.00              9520.65
    Apr-94     9248.94         9665.14             9488.47              9552.61
    May-94     9342.00         9748.79             9565.15              9647.66
    Jun-94     9290.43         9689.16             9518.07              9594.40
    Jul-94     9494.34         9866.90             9686.09              9770.57
    Aug-94     9518.71         9901.10             9693.12              9777.12
    Sep-94     9332.46         9755.85             9543.20              9629.63
    Oct-94     9072.05         9582.63             9331.57              9433.79
    Nov-94     8789.65         9409.12             9115.45              9226.48
    Dec-94     9065.97         9616.25             9384.26              9497.71
    Jan-95     9419.02         9891.21             9689.68              9799.25
    Feb-95     9732.85        10178.88             9988.78             10113.08
    Mar-95     9821.85        10295.86            10080.53             10197.48
    Apr-95     9811.30        10308.02            10079.60             10195.02
    May-95    10154.97        10636.94            10434.25             10532.61
    Jun-95    10016.48        10543.97            10300.60             10397.41
    Jul-95    10041.68        10643.72            10368.00             10458.87
    Aug-95    10166.66        10778.80            10477.18             10563.75
    Sep-95    10235.01        10846.90            10554.42             10639.95
    Oct-95    10439.98        11004.58            10732.56             10809.57
    Nov-95    10655.88        11187.41            10945.45             11016.06
    Dec-95    10779.67        11294.79            11073.35             11140.61
    Jan-96    10831.01        11380.13            11116.36             11197.97
    Feb-96    10721.59        11303.27            11023.23             11098.00
    Mar-96    10574.06        11158.87            10847.74             10913.16
    Apr-96    10546.30        11127.22            10805.92             10873.59
    May-96    10526.82        11122.98            10810.67             10865.12
    Jun-96    10665.59        11244.21            10917.50             10973.98
    Jul-96    10776.14        11345.94            11017.13             11077.57
    Aug-96    10778.41        11343.39            11004.33             11061.40
    Sep-96    10982.46        11501.92            11169.63             11223.18
    Oct-96    11103.29        11631.91            11283.58             11344.21
    Nov-96    11294.07        11844.98            11470.78             11539.96
    Dec-96    11251.67        11794.96            11423.26             11486.25
    Jan-97    11243.34        11817.28            11412.37             11481.50
    Feb-97    11403.09        11925.80            11505.83             11574.39
    Mar-97    11262.41        11766.70            11360.80             11412.94
    Apr-97    11374.33        11865.32            11455.61             11506.35
    May-97    11570.20        12043.92            11601.77             11654.90
    Jun-97    11709.33        12172.21            11730.41             11788.88
    Jul-97    12067.52        12509.33            12058.48             12122.69
    Aug-97    11944.72        12392.06            11934.29             11981.69
    Sep-97    12100.05        12539.00            12063.07             12103.58
    Oct-97    12164.86        12619.82            12148.05             12185.12
    Nov-97    12276.31        12694.14            12222.17             12258.52
    Dec-97    12507.11        12879.23            12402.60             12442.07
    Jan-98    12608.08        13012.04            12523.40             12575.05
    Feb-98    12609.41        13016.00            12515.38             12564.91
    Mar-98    12638.93        13027.58            12526.11             12581.16
    Apr-98    12577.62        12968.80            12458.62             12511.28
    May-98    12806.23        13173.96            12660.97             12720.65
    Jun-98    12863.03        13225.95            12705.11             12759.50
    Jul-98    12891.24        13259.02            12737.23             12791.11
    Aug-98    13113.22        13463.89            12926.59             12985.35
    Sep-98    13296.86        13631.74            13061.57             13127.60
    Oct-98    13219.09        13631.46            13012.17             13083.82
    Nov-98    13301.13        13679.22            13070.91             13145.50
    Dec-98    13302.77        13713.69            13092.20             13164.68
    Jan-99    13446.40        13876.74            13223.39             13300.07
    Feb-99    13393.93        13816.27            13156.14             13236.49
    Mar-99    13386.15        13835.20            13155.13             13234.71
    Apr-99    13400.82        13869.67            13187.89             13264.75
    May-99    13302.91        13789.42            13097.95             13178.00
    Jun-99    13066.88        13591.05            12899.24             12991.83
    Jul-99    13039.51        13640.50            12904.33             12987.36
    Aug-99    12811.91        13531.14            12750.35             12830.53
    Sep-99    12718.09        13536.79            12707.66             12785.65
    Oct-99    12496.71        13390.13            12539.94             12617.08
    Nov-99    12611.41        13532.55            12652.60             12719.05
    Dec-99    12460.61        13431.67            12540.82             12604.15
    Jan-00    12309.02        13373.18            12428.07             12487.33
    Feb-00    12519.64        13528.60            12583.90             12650.44
    Mar-00    12870.86        13824.18            12867.68             12908.69
    Apr-00    12783.93        13742.51            12785.43             12837.51
    May-00    12676.73        13671.02            12690.91             12750.69
    Jun-00    13048.34        14033.29            13014.35             13063.99
    Jul-00    13264.06        14228.55            13200.60             13252.37
    Aug-00    13480.51        14447.84            13400.81             13448.54
    Sep-00    13378.87        14372.67            13330.17             13375.93
    Oct-00    13541.30        14529.50            13471.36             13515.76
    Nov-00    13644.42        14639.43            13561.46             13609.65
    Dec-00    14064.77        15001.13            13902.54             13939.79
    Jan-01    14112.61        15149.77            13979.50             14014.62
    Feb-01    14187.71        15197.81            14033.95             14075.64
    Mar-01    14304.60        15334.01            14158.30             14193.81
    Apr-01    14084.98        15167.85            14000.02             14047.59
    May-01    14263.97        15331.18            14142.07             14207.27
    Jun-01    14427.32        15433.76            14257.24             14321.61
    Jul-01    14700.76        15662.37            14478.51             14537.58
    Aug-01    14956.56        15920.37            14711.62             14770.55
    Sep-01    14860.31        15866.96            14634.39             14691.10
    Oct-01    15030.15        16056.01            14804.50             14852.43
    Nov-01    14894.53        15920.65            14663.73             14718.55
    Dec-01    14767.00        15770.03            14530.35             14591.37
    Jan-02    14961.44        16043.57            14731.79             14795.79
    Feb-02    15128.51        16236.86            14893.54             14947.26
    Mar-02    14859.39        15918.67            14638.86             14703.04


                          DATA SINCE INCEPTION ON 10/1/93 THROUGH 3/31/02.


                 See the following page for benchmark definitions.


                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY
                 SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS & CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA Florida Tax-Free Income Fund to the following benchmarks:

                      o The broad-based Lehman Brothers Municipal Bond
                        Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

                      o The Lipper Florida Municipal Debt Funds Average,
                        an average performance level of all Florida municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper Florida Municipal Debt Funds Index,
                        which tracks the total return performance of the 10 largest funds within the Lipper Florida Municipal Debt Funds category.

7

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO] Robert R. Pariseau, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM DURING THIS PERIOD?

                 Your USAA Florida Tax-Free Income Fund provided a total return of 3.86% vs. an average of 3.14% of the 60 funds in the Lipper Florida Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.91%, well above the 4.59% Lipper category average yield.

[LOGO]LIPPER LEADER     Lipper also named the Fund a Lipper Leader for
       CONSISTENT       consistent return within the Lipper Florida
         RETURN         Municipal Debt Funds category for the three-year
                        period ending March 31, 2002.





                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED MARCH 31, 2002. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. TWENTY PERCENT OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

                 THE USAA FLORIDA TAX-FREE INCOME FUND WAS RATED AMONG 55 FLORIDA MUNICIPAL DEBT FUNDS FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT RELEVANT MARKET CONDITIONS MARKED THE PERIOD FROM MARCH 31, 2001, TO MARCH 31, 2002?

                 The Federal Reserve Board (the Fed), concerned about declining employment and reduced capital investment, aggressively cut short-term interest rates throughout the period. Long-term rates fell until mid-November, when the financial markets sensed an economic rebound. Interest rates then began to climb, especially in the short and intermediate maturities, in anticipation of an end to the Fed's "easy money" policy.

WHAT WERE THE CONDITIONS IN THE STATE OF FLORIDA?

                 The state's economy is far more diversified than it was a decade ago. However, the recession and dramatic drop in tourism have reduced the sales tax receipts that provide 75% of general fund revenues. Following September 11, 2001, when the impact became apparent, the Legislature agreed to reduce spending and delay the scheduled reduction in the intangibles tax while preserving the rainy day fund. Not surprisingly, the state's general obligation bonds are rated Aa2 (Moody's), AA+ (Standard & Poor's), and AA (Fitch Ratings). We will closely monitor specific credit issues, ballot initiatives, and litigation that could affect the value of your holdings.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING DURING THE PERIOD?

                 My goal is to produce a high level of tax-exempt income over a three- to five-year investment horizon--with the best after-tax total return. The Fund remains fully invested in long-term, investment-grade municipal bonds with an income orientation. During the period, I shortened the Fund's weighted average maturity in anticipation of rising interest rates. I improved the Fund's average credit quality by buying more insured and AAA rated bonds. As the economy improves, I plan to purchase selected medium-grade securities (BBB- and A-rated) at attractive yields.

9

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        COMMENTARY on the Fund

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

                 The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing. A municipal default is unusual because:

                      o Most municipal revenues are relatively stable and
                        predictable.

                      o Municipals have much lower event risk. Unlike
                        corporations, cities don't make leveraged buyouts.

                      o The annual budget and debt issuance are
                        scrutinized by rival politicians, news media, and taxpayer groups.

WHAT IS THE OUTLOOK?

                 The Fed may begin to raise short-term rates by summertime. Although most inflation indicators are benign, the jump in energy prices is a concern, and the Middle East conflict presents additional uncertainty. If the credit markets believe that inflation is contained, longer-term bonds may perform relatively well while the Fed raises short-term rates.

 . . . C O N T I N U E D
========================--------------------------------------------------------

----------------------------------------------------------------------------------------
Taxable Equivalent Yields
----------------------------------------------------------------------------------------

To match the USAA Florida Tax-Free Income Fund's closing 30-day SEC yield of 4.35%,
and assuming marginal federal tax rates of:      27.00%     30.00%     35.00%     38.60%
and assuming an investor, filing jointly,
with $300,000 in intangible assets,

A FULLY TAXABLE INVESTMENT MUST PAY:              5.96%      6.22%      6.70%      7.09%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.










                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

 P O R T F O L I O
==================--------------------------------------------------------------
                  HIGHLIGHTS

               PORTFOLIO RATINGS MIX
                      3/31/02
               ---------------------

Cash Equivalents                                 2%
AAA                                             55%
AA                                              23%
A                                               11%
BBB                                              9%

         The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA and BBB account for 0.7% and 2.5%, respectively, of the Fund's investments and are included in their appropriate categories above.

         YOU WILL FIND A LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                          to SHAREHOLDERS

USAA FLORIDA TAX-FREE INCOME FUND

         The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

13

 I N D E P E N D E N T
======================----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

         USAA FLORIDA TAX-FREE INCOME FUND

         We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Florida Tax-Free Income Fund, a series of USAA State Tax-Free Trust, as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in
         Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Florida Tax-Free Income Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP
         San Antonio, Texas
         May 3, 2002

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                  of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         (PRE)    Prerefunded to a date prior to maturity.
         (LOC)    Enhanced by a bank letter of credit.
         (NBGA)   Enhanced by a nonbank guarantee agreement.
         (INS)    Scheduled principal and interest payments are insured
                  by:
                  (1) MBIA, Inc.
                  (2) AMBAC Financial Group, Inc.
                  (3) Financial Guaranty Insurance Co.
                  (4) Financial Security Assurance Holdings Ltd.
                  (5) Radian Asset Assurance, Inc.

15

 P O R T F O L I O
==================--------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

         COP      Certificate of Participation
         GO       General Obligation
         IDA      Industrial Development Authority/Agency
         MFH      Multifamily Housing
         MLO      Municipal Lease Obligation
         PCRB     Pollution Control Revenue Bond
         RB       Revenue Bond

 P O R T F O L I O
==================-------------------------------------------------------------
                 of INVESTMENTS(continued)
                 (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PRINCIPAL                                                           COUPON           FINAL          MARKET
   AMOUNT      SECURITY                                               RATE        MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (93.5%)
               FLORIDA
$  3,400       Alachua County Health Facilities Auth. RB,
                 Series 1996A (INS)(1)                                5.80%       12/01/2026      $  3,522
   7,900       Bay County Water Systems RB,
                 Series 2000 (INS)(2)                                 5.70         9/01/2025         8,223
   2,200       Beacon Tradeport Community Development
                 RB, Series 2002A (INS)(5)                            5.50         5/01/2022         2,175
               Board of Education Public Education GO,
   6,000         Series 1998E (NBGA)                                  5.63         6/01/2025         6,177
   5,500         Series 2000D (NBGA)                                  5.75         6/01/2022         5,756
               Boca Raton GO,
   1,720         Series 2000                                          5.38         7/01/2018         1,766
   2,175         Series 2000                                          5.38         7/01/2019         2,224
   2,290         Series 2000                                          5.38         7/01/2020         2,334
   5,000       Brevard County Health Facilities Auth. RB,
                 Series 2001 (INS)(1)                                 5.00         4/01/2021         4,819
               Broward County Educational Facilities
                 Auth. (NOVA Southeastern Univ.) RB,
   2,500         Series 2000B (INS)(5)                                5.75         4/01/2021         2,539
     610         Series 2002B (INS)(5)                                5.75         4/01/2020           621
     645         Series 2002B (INS)(5)                                5.75         4/01/2021           655
   1,430         Series 2002B (INS)(5)                                5.25         4/01/2022         1,379
   1,000         Series 2002B (INS)(5)                                5.25         4/01/2027           964
               Broward County GO,
   2,500         Series 2001A                                         5.25         1/01/2019         2,516
   2,500         Series 2001A                                         5.25         1/01/2020         2,508
   3,230         Series 2001A (INS)(1)                                5.25         1/01/2021         3,234
               Broward County Housing Finance Auth.
                 MFH RB,
   1,100         Series 1995A                                         7.00         2/01/2025         1,161
   1,000         Series 1997A-1                                       6.00         5/01/2032         1,032
   3,875       Broward County School Board MLO COP,
                 Series 2001A (INS)(4)                                5.00         7/01/2022         3,729
   2,000       Cape Canaveral Hospital District RB,
                 Series 1998 (INS)(1)                                 5.25         1/01/2028         1,945
   1,855       Citrus County PCRB, Series 1992B                       6.35         2/01/2022         1,898
   2,000       Collier County Health Facilities Auth. RB,
                 Series 1994                                          7.00        12/01/2019         2,086

17

 P O R T F O L I O
==================-------------------------------------------------------------
                 of INVESTMENTS(continued)
                 (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PRINCIPAL                                                           COUPON           FINAL          MARKET
   AMOUNT      SECURITY                                               RATE        MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
$  2,610       Duval County School Board COP,
                 Series 2000 (INS)(4)                                 5.38%        7/01/2019      $  2,641
   8,000       Escambia County Health Facilities Auth. RB,
                 Series 1999A-2                                       6.00        11/15/2031         8,426
     700       Gulf County School District Sales Tax RB,
                 Series 1997 (INS)(5)                                 5.75         6/01/2017           718
   2,000       Hillsborough County IDA PCRB, Series 1994              6.25        12/01/2034         2,087
     625       Hillsborough County Water Assessment RB,
                 Series 2000 (INS)(4)                                 5.13         3/01/2020           619
               Housing Finance Agency RB,
   1,060         Series 1994A                                         6.35         7/01/2014         1,120
   1,000         Series 1995H (NBGA)                                  6.50        11/01/2025         1,006
   3,000       Kissimmee Utility Auth. Electric System RB,
                 Series 2001B (INS)(2)                                5.00        10/01/2015         3,031
   4,400       Miami-Dade County Aviation RB,
                 Series 2000B (INS)(3)                                5.75        10/01/2024         4,604
   3,000       Miami-Dade County Expressway Auth. RB,
                 Series 2000 (INS)(3)                                 6.00         7/01/2020         3,232
               Miami-Dade County School Board MLO COP,
   1,000         Series 2001A (INS)(1)                                5.00         5/01/2019           980
   1,885         Series 2001A (INS)(1)                                5.00         5/01/2020         1,836
   1,230         Series 2001A (INS)(1)                                5.13         5/01/2021         1,214
   1,230       Miami-Dade County Solid Waste System
                 RB, Series 2001 (INS)(4)                             5.00        10/01/2018         1,208
   1,000       Miramar Wastewater Improvement
                  Assessment Bonds, Series 1994 (PRE)
                  (INS)(3)                                            6.75        10/01/2025         1,099
               Municipal Loan Council RB,
   1,980         Series 2001A (INS)(1)                                5.25        11/01/2017         2,010
   1,000         Series 2001A (INS)(1)                                5.25        11/01/2018         1,009
               Nassau County Gas Tax RB,
     695         Series 2000 (INS)(2,a)                               5.72         3/01/2020           261
     695         Series 2000 (INS)(2,a)                               5.75         3/01/2021           245
     945         Series 2000 (INS)(2,a)                               5.77         3/01/2022           314
     845         Series 2000 (INS)(2,a)                               5.79         3/01/2023           265
     620         Series 2000 (INS)(2,a)                               5.80         3/01/2024           184
   5,000       North Miami Educational Facilities RB,
                 Series 1994A                                         6.13         4/01/2020         5,101
   2,130       North Miami Health Facilities Auth. RB,
                 Series 1996 (LOC)                                    6.00         8/15/2024         2,216

 P O R T F O L I O
==================-------------------------------------------------------------
                 of INVESTMENTS(continued)
                 (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON           FINAL          MARKET
   AMOUNT    SECURITY                                               RATE        MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
               Orange County Health Facilities Auth. RB,
$  5,750         Series 1995                                          6.75%        7/01/2020      $  5,964
   2,280         Series 1999 (INS)(5)                                 5.25         6/01/2029         2,149
   1,000       Orange County Housing Finance Auth. RB,
                 Series 1994B                                         6.40         2/01/2030         1,033
   1,000       Orlando-Orange County Expressway Auth.
                 RB, Series 1998 (INS)(3)                             5.00         7/01/2021           969
   3,000       Palm Beach County GO, Series 2001A                     5.00         6/01/2020         2,928
               Palm Beach County Health Facilities
                 Auth. RB,
   3,405         Series 1993 (PRE)                                    6.30        10/01/2022         3,608
   2,600         Series 1996                                          5.63        11/15/2020         2,539
               Palm Beach County School Board COP,
   7,875         Series 2000A (PRE)                                   5.88         8/01/2021         8,759
   4,440         Series 2002A MLO (INS)(4)                            5.38         8/01/2018         4,539
   1,210       Pembroke Pines Public Improvement RB,
                 Series 2001 (INS)(2)                                 5.50        10/01/2018         1,256
   1,550       Plantation Health Facilities Auth. RB,
                 Series 1998                                          5.13        12/01/2022         1,415
               Polk County Transport Improvement RB,
   1,290         Series 2000 (INS)(4)                                 5.25        12/01/2018         1,303
   1,000         Series 2000 (INS)(4)                                 5.25        12/01/2019         1,006
  12,780       Seminole County Water and Sewer RB,
                 Series 1999 (INS)(1)                                 5.38        10/01/2022        12,893
   6,805       St. Johns County IDA Hospital RB,
                 Series 1992                                          6.00         8/01/2022         6,845
   2,000       St. Johns County IDA RB, Series 1997A
                 (INS)(1,b)                                           5.50         3/01/2017         2,096
   5,995       Sunrise Utility Systems RB,
                 Series 1998A (INS)(2)                                5.20        10/01/2022         6,031
   1,150       Tallahassee Consolidated Utility
                 Systems RB, Series 1994 (PRE)                        6.20        10/01/2019         1,233
   5,000       Tampa Utilities Tax Improvement RB,
                 Series 1999A (INS)(4)                                5.20        10/01/2019         5,011
   3,550       Tampa Water and Sewer RB, Series 2001B                 5.00        10/01/2021         3,440
   1,300       Turtle Run Community Development
                 District RB, Series 1997 (PRE)                       6.40         5/01/2011         1,356
               Univ. of Tampa RB,
   2,250         Series 2002 (INS)(5,c)                               5.50         4/01/2022         2,238
   1,500         Series 2002 (INS)(5,c)                               5.50         4/01/2026         1,473

19

  P O R T F O L I O
===================------------------------------------------------------------
                    of INVESTMENTS(continued)
                    (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON          FINAL          MARKET
   AMOUNT    SECURITY                                               RATE       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------
             West Orange Healthcare District RB,
  $ 1,790     Series 1999A                                          5.50%     2/01/2009        $  1,838
    1,000     Series 2001A                                          5.65      2/01/2022             979
                                                                                              ---------
             Total fixed-rate instruments (cost: $186,491)                                      191,590
                                                                                              ---------

             PUT BONDS(3.5%)
             FLORIDA
    7,055    Duval County Housing Finance Auth. MFH
              RB, Series 1995 (NBGA)(cost: $7,151)                  6.75      4/01/2025           7,309
                                                                                              ---------

             VARIABLE-RATE DEMAND NOTES(3.2%)
             FLORIDA
             Hillsborough County IDA PCRB,
    3,500     Series 1990                                           1.45      9/01/2025           3,500
      500     Series 1992                                           1.45      5/15/2018             500
    1,500    Jacksonville Health Facilities Auth.
              Hospital RB, Series 1996 (LOC)                        1.50      5/01/2021           1,500
    1,000    Martin County PCRB, Series 2000                        1.50      7/15/2022           1,000
                                                                                              ---------
             Total variable-rate demand notes (cost: $6,500)                                      6,500
                                                                                              ---------

             TOTAL INVESTMENTS (COST: $200,142)                                                $205,399
                                                                                              =========

  P O R T F O L I O
===================-------------------------------------------------------------
                    of INVESTMENTS
                    (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
-------------------------------------------------------------------------------
        Water/Sewer Utility                                     14.9%
        Hospital                                                14.6
        Special Assessment/Tax/Fee                               9.6
        General Obligation                                       8.5
        Escrowed Bonds                                           7.8
        Appropriated Debt                                        7.3
        Education                                                7.3
        Multifamily Housing                                      5.6
        Nursing/CCRC                                             5.1
        Electric Utilities                                       4.4
        Health Miscellaneous                                     2.9
        Sales Tax                                                2.7
        Airport/Port                                             2.3
        Toll Roads                                               2.1
        Electric/Gas Utility                                     1.5
        Municipal Finance                                        1.5
        Miscellaneous                                            1.0
        Other                                                    1.1
                                                              -------
        Total                                                  100.2%
                                                              =======

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          to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 0.6% of the Fund's net assets.

         (b) These securities are not registered under the Securities Act of 1933. Resales of these securities in the United States may occur in exempt transactions to qualified institutional buyers as defined by Rule 144A and as such are generally deemed by the Manager to be liquid under guidelines established by the Board of Trustees.
             At March 31, 2002, these securities represented 1.0% of the Fund's net assets.

         (c) At March 31, 2002, the cost of securities purchased on a when-issued basis for the Fund was $3,719,000.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002


ASSETS

  Investments in securities, at market value(identified cost of $200,142)                    $205,399
  Cash                                                                                             54
  Receivables:
     Capital shares sold                                                                           15
     Interest                                                                                   3,608
     Securities sold                                                                              485
                                                                                             --------
        Total assets                                                                          209,561
                                                                                             --------

LIABILITIES

  Securities purchased                                                                          4,204
  Capital shares redeemed                                                                          87
  USAA Investment Management Company                                                               60
  USAA Transfer Agency Company                                                                      6
  Accounts payable and accrued expenses                                                            28
  Dividends on capital shares                                                                     280
                                                                                             --------
        Total liabilities                                                                       4,665
                                                                                             --------
           Net assets applicable to capital shares outstanding                               $204,896
                                                                                             ========

REPRESENTED BY:

  Paid-in capital                                                                            $207,048
  Accumulated net realized loss on investments                                                 (7,409)
  Net unrealized appreciation of investments                                                    5,257
                                                                                             --------
        Net assets applicable to capital shares outstanding                                  $204,896
                                                                                             ========
  Capital shares outstanding, unlimited number of shares
     authorized, $.001 par value                                                               21,471
                                                                                             ========
  Net asset value, redemption price, and offering price per share                            $   9.54
                                                                                             ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

 S T A T E M E N T
==================--------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
YEAR ENDED MARCH 31, 2002


NET INVESTMENT INCOME
  Interest income                                                                            $10,586
                                                                                             -------
  Expenses:
     Management fees                                                                             680
     Administrative and servicing fees                                                           200
     Transfer agent's fees                                                                        73
     Custodian's fees                                                                             60
     Postage                                                                                      14
     Shareholder reporting fees                                                                   13
     Trustees' fees                                                                               16
     Registration fees                                                                             2
     Professional fees                                                                            39
     Other                                                                                        10
                                                                                             -------
        Total expenses                                                                         1,107
     Expenses paid indirectly                                                                    (32)
                                                                                             -------
        Net expenses                                                                           1,075
                                                                                             -------
           Net investment income                                                               9,511
                                                                                             -------

NET REALIZED AND UNREALIZED GAIN(LOSS)ON INVESTMENTS

  Net realized gain                                                                              507
  Change in net unrealized appreciation/depreciation                                          (2,558)
                                                                                             -------
            Net realized and unrealized loss                                                  (2,051)
                                                                                             -------
  Increase in net assets resulting from operations                                           $ 7,460
                                                                                             =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================-----------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA FLORIDA TAX-FREE INCOME FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                        2002               2001
                                                                   ---------------------------
   Net investment income                                           $  9,511           $  9,332
   Net realized gain on investments                                     507                599
   Change in net unrealized appreciation/depreciation
      of investments                                                 (2,558)             8,857
                                                                   ---------------------------
         Increase in net assets resulting from operations             7,460             18,788
                                                                   ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (9,511)            (9,332)
                                                                   ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                         44,050             32,050
   Dividend reinvestments                                             6,094              5,964
   Cost of shares redeemed                                          (32,142)           (28,687)
                                                                   ---------------------------
      Increase in net assets from capital share
         transactions                                                18,002              9,327
                                                                   ---------------------------
   Net increase in net assets                                        15,951             18,783

NET ASSETS
   Beginning of period                                              188,945            170,162
                                                                   ---------------------------
   End of period                                                   $204,896           $188,945
                                                                   ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        4,560              3,418
   Shares issued for dividends reinvested                               630                639
   Shares redeemed                                                   (3,321)            (3,068)
                                                                   ---------------------------
      Increase in shares outstanding                                  1,869                989
                                                                   ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA State Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of two separate funds. The information presented in this annual report pertains only to the USAA Florida Tax-Free Income Fund (the Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

               regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

               Net realized gain (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

               The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:


                                                    2002                 2001
               -----------------------------------------------------------------
               Tax-exempt income                 $9,511,000           $9,332,000
               Long-term capital gains               --                   --


               As of March 31, 2002, the components of net assets on a tax basis were as follows:


               Undistributed tax-exempt income                       $  280,000
               Accumulated net realized loss on investments          (7,409,000)
               Net unrealized appreciation of investments             5,257,000


            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the

27

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

               accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $32,000.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's net asset value to the extent that the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2002, net outstanding delayed-delivery and when-issued commitments for the Fund were $3,719,000.

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

               The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

               Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

               Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $7,409,000, which, if not offset by subsequent capital gains, will expire between 2004 and 2009. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

29

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==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

               Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $91,040,000 and $73,877,000, respectively.

               The cost of securities, for federal income tax purposes, was $200,142,000.

               Gross unrealized appreciation and depreciation of investments as of March 31, 2002, for tax purposes, were $6,300,000 and $1,043,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Florida Municipal Debt Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper Florida Municipal Debt Funds category.

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

               The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 0.20% to 0.50%                   +/- 0.04%
+/- 0.51% to 1.00%                   +/- 0.05%
+/- 1.01% and greater                +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

31

 N O T E S
==========----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly at an annualized rate of 0.15% of the Fund's monthly average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

               Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========---------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE INCOME FUND
MARCH 31, 2002

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MARCH 31,
                                        -------------------------------------------------------------------------
                                            2002            2001             2000            1999            1998
                                        -------------------------------------------------------------------------
Net asset value at
   beginning of period                  $   9.64        $   9.14         $  10.02        $   9.94        $   9.33
                                        -------------------------------------------------------------------------
Income from investment operations:
   Net investment income                     .47             .49              .49             .50             .51
   Net realized and
      unrealized gain (loss)                (.10)            .50             (.88)            .08             .61
                                        -------------------------------------------------------------------------
Total from investment operations             .37             .99             (.39)            .58            1.12
                                        -------------------------------------------------------------------------
Less distributions:
   From net investment income               (.47)           (.49)            (.49)           (.50)           (.51)
                                        -------------------------------------------------------------------------
Net asset value at end of period        $   9.54        $   9.64         $   9.14        $  10.02        $   9.94
                                        ==========================================================================
Total return (%)*                           3.86           11.15            (3.85)           5.91           12.22
Net assets at end of period (000)       $204,896        $188,945         $170,162        $181,964        $145,921
Ratio of expenses to
   average net assets (%)                    .56(a)          .49              .48             .47             .50
Ratio of expenses to average net
   assets excluding
   reimbursements (%)                        n/a             n/a              n/a             n/a             .51
Ratio of net investment income to
   average net assets (%)                   4.84            5.26             5.25            4.96            5.21
Portfolio turnover (%)                     38.88           28.93            62.32           25.28           27.48

 *  Assumes reinvestment of all dividend income distributions during the period.
(a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.01%.

33

 D I R E C T O R S '
====================------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E. Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES (4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments,

35

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice
                 President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3,4,5,6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3,4,5,6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3,4,5,6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH.D. (3,4,5,6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2,3,4,5,6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

37

 . . . C O N T I N U E D
========================--------------------------------------------------------
                        INFORMATION

                 INTERESTED OFFICERS(1)

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

39

 N O T E S
==========----------------------------------------------------------------------

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                 _______________________________________________________________

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
           USAA TOUCHLINE(R)    For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                          Paper

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

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